RETIREMENT AND POSTRETIREMENT BENEFITS - MEDICAL COST TRENDS AND EXPECTED RATE OF RETURN AND TARGET MIX FOR PLAN ASSETS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effect of 1% change in assumed medical and dental care trend rate
Increase in benefit obligation due to 1% increase in the assumed medical and dental care trend rate	CAD 37
Increase in benefit and interest cost due to 1% increase in the assumed medical and dental care trend rate	2
Decrease in benefit obligation due to 1% decrease in the assumed medical and dental care trend rate	31
Decrease in benefit and interest cost due to 1% decrease in the assumed medical and dental care trend rate	CAD 2
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	0.00%	0.00%
Pension Plans
Major Categories of Plan Assets
Carrying value of non-financial instruments	CAD 21	CAD 4
Refundable tax of non-financial instruments	CAD 106	CAD 96
Pension Plans | Equity securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	56.40%	57.00%
Pension Plans | Fixed income securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	31.40%	32.20%
Pension Plans | Other
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	12.20%	10.80%
Other Postretirement Plans | Equity securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	59.10%	58.80%
Other Postretirement Plans | Fixed income securities
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	40.00%	40.20%
Other Postretirement Plans | Other
Major Categories of Plan Assets
Percentage of plan assets invested in readily marketable investments	0.90%	1.00%
Canadian OPEB Plans | Drugs
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	6.70%
Ultimate Medical Cost Trend Rate Assumption (as a percent)	4.40%
Canadian OPEB Plans | Other Medical and Dental
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	4.50%
United States OPEB Plan
MEDICAL COST TRENDS
Medical Cost Trend Rate Assumption for Next Fiscal Year (as a percent)	7.00%
Ultimate Medical Cost Trend Rate Assumption (as a percent)	4.50%
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	6.00%	6.00%
Canadian Plans
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	6.70%	6.70%
Liquids Pipelines Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	62.50%
Liquids Pipelines Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	30.00%
Liquids Pipelines Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	7.50%
Gas Distribution Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	53.50%
Gas Distribution Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	40.00%
Gas Distribution Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	6.50%
United States Plan
Expected Rate of Return on Plan Assets
Expected return on plan assets (as a percent)	7.20%	7.20%
United States Plan | Equity securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	62.50%
United States Plan | Fixed income securities
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	30.00%
United States Plan | Other
Target Mix for Plan Assets
Allocation of plan assets (as a percent)	7.50%